Property, plant and equipment, net (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Property, plant and equipment, net
Property, plant and equipment, gross	$ 9,661	$ 9,351
Accumulated depreciation	(5,528)	(5,547)
Total property, plant and equipment, net	4,133	3,804
Assets under capital leases included in property, plant and equipment, net
Capital lease assets, gross	240	208
Accumulated depreciation	(122)	(105)
Total capital lease assets, net	118	103
Depreciation expense
Depreciation expense including depreciation of assets under capital leases	578	549	$ 566
Land and buildings
Property, plant and equipment, net
Property, plant and equipment, gross	3,573	3,268
Assets under capital leases included in property, plant and equipment, net
Capital lease assets, gross	171	127
Machinery and equipment
Property, plant and equipment, net
Property, plant and equipment, gross	5,624	5,572
Assets under capital leases included in property, plant and equipment, net
Capital lease assets, gross	69	81
Construction in progress
Property, plant and equipment, net
Property, plant and equipment, gross	$ 464	$ 511